GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Schedule of Intangible assets subject to amortization

Intangible assets subject to amortization consisted of the follow as of December 31, 2020 and 2019, respectively(in thousands, except years):

As of December 31, 2020

	Gross		Net	Weighted Average
	Carrying	Accumulated	Carrying	Useful Life
	Amount	Amortization	Amount	(Years)
Developed technology	$2,921	$(2,921)	$—	0
Customer relationships	7,400	(2,622)	4,778	3.7
Trademarks	5,400	(1,652)	3,748	3.7
Non-competition agreements	100	(100)	—	0
Intangible assets – net	$15,821	$(7,295)	$8,526

As of December 31, 2019

	Gross		Net	Weighted Average
	Carrying	Accumulated	Carrying	Useful Life
	Amount	Amortization	Amount	(Years)
Developed technology	$2,921	$(1,879)	$1,042	0.7
Customer relationships	7,400	(990)	6,410	4.2
Trademarks	5,400	(631)	4,769	4.7
Non-competition agreements	100	(65)	35	0.7
Intangible assets – net	$15,821	$(3,565)	$12,256

Schedule of expected amortization of intangible assets

Fiscal Years	(In thousands)
2021	$2,320
2022	2,320
2023	2,320
2024	1,566
Total	$8,526